SCHEDULE OF PRINCIPAL MATURITIES OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Loans Payable [Member]
Debt Instrument [Line Items]
Remainder of 2024	$ 4,034,452
2024	2,341,231
2025	1,703,748
2026	3,589,706
2027	947,349
Thereafter	804,640
Total principal payments	13,421,126
Less: debt discounts	(2,552,963)
Total notes payable	10,868,163
Total notes payable	$ 10,868,163
Notes Payable [Member]
Debt Instrument [Line Items]
2024		$ 3,932,831
2025		1,036,070
2026		861,456
2027		571,005
Total principal payments		7,160,841
Less: debt discounts		(74,710)
Total notes payable		7,086,131
2028		156,009
Thereafter		603,470
Total notes payable		$ 7,086,131